CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Western Asset Funds, Inc. (1933 Act File No. 033-34929; 1940 Act File No. 811-06110) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class A2, Class C, Class FI, Class I and Class IS of Western Asset Macro Opportunities Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 127 to the Registrant’s Registration Statement (“Amendment No. 127”), and (b) that Amendment No. 127 was filed electronically.

Dated as of: March 5, 2021	By:	/s/ Tara E. Gormel
	Name:	Tara E. Gormel
	Title:	Assistant Secretary